UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Asset Management, Inc.
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Principals
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico               New York, NY              5/15/07
------------------               ------------              --------
   [Signature]                    [City, State]            [Date]

/s/ Ellen H. Adams               New York, NY              5/15/07
------------------               ------------              --------
   [Signature]                    [City, State]            [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                                         VALUE    SHARES/    SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   x($1000)  PRN AMT    PRN CALL DISCRETN MANAGERS    SOLE    SHARED      NONE
---------------------------------------------------------------- -------------------------------------------------------------------
ACTIVISION INC NEW             COM NEW        004930202   23,770 1,255,028   SH        SOLE      N/A    1,255,028
AERCAP HOLDINGS NV             SHS            N00985106    6,439   221,200   SH        SOLE      N/A      221,200
ALTRIA GROUP INC               COM            02209S103   30,128   343,100   SH        SOLE      N/A      343,100
AMTRUST FINANCIAL SERVICES INC COM            032359309   11,978 1,134,300   SH        SOLE      N/A    1,134,300
BANK NEW YORK INC              COM            064057102      343     8,449   SH        SOLE      N/A        8,449
BOEING CO                      COM            097023105   12,393   139,388   SH        SOLE      N/A      139,388
CELGENE CORP                   COM            151020104    7,703   146,843   SH        SOLE      N/A      146,843
CIENA CORP                     COM NEW        171779309   15,948   570,600   SH        SOLE      N/A      570,600
CISCO SYS INC                  COM            17275R102   21,578   845,206   SH        SOLE      N/A      845,206
CORNING INC                    COM            219350105   39,279 1,727,326   SH        SOLE      N/A    1,727,326
COUNTRYWIDE FINANCIAL CORP     COM            222372104   28,373   843,434   SH        SOLE      N/A      843,434
DIGITAL RLTY TR INC            COM            253868103    9,432   236,387   SH        SOLE      N/A      236,387
ELECTRONIC ARTS INC            COM            285512109   15,467   307,129   SH        SOLE      N/A      307,129
EQUINIX INC                    COM NEW        29444U502   34,444   402,242   SH        SOLE      N/A      402,242
FREEPORT-MCMORAN COPPER & GOLD CL B           35671D857   19,983   301,900   SH        SOLE      N/A      301,900
GAMESTOP CORP NEW              CL A           36467W109   21,129   648,718   SH        SOLE      N/A      648,718
GOOGLE INC                     CL A           38259P508   24,153    52,717   SH        SOLE      N/A       52,717
INTEROIL CORP                  COM            460951106   10,471   393,641   SH        SOLE      N/A      393,641
KB HOME                        COM            48666K109   17,299   405,424   SH        SOLE      N/A      405,424
KBR INC                        COM            48242W106    6,144   301,900   SH        SOLE      N/A      301,900
KLA-TENCOR CORP                COM            482480100   26,324   493,694   SH        SOLE      N/A      493,694
LAM RESEARCH CORP              COM            512807108   25,837   545,773   SH        SOLE      N/A      545,773
LCA-VISION INC                 COM PAR $.001  501803308   12,157   295,138   SH        SOLE      N/A      295,138
MEMC ELECTR MATLS INC          COM            552715104   42,946   708,906   SH        SOLE      N/A      708,906
MIRANT CORP NEW                COM            60467R100   16,907   417,863   SH        SOLE      N/A      417,863
NII HLDGS INC                  CL B NEW       62913F201   44,385   598,348   SH        SOLE      N/A      598,348
PETROHAWK ENERGY CORP          COM            716495106    7,259   551,171   SH        SOLE      N/A      551,171
QUALCOMM INC                   COM            747525103   37,203   872,082   SH        SOLE      N/A      872,082
RESEARCH IN MOTION LTD         COM            760975102   12,765    93,521   SH        SOLE      N/A       93,521
SALESFORCE COM INC             COM            79466L302    4,293   100,248   SH        SOLE      N/A      100,248
SANDISK CORP                   COM            80004C101   12,067   275,500   SH        SOLE      N/A      275,500
SAVVIS INC                     COM NEW        805423308   14,341   299,511   SH        SOLE      N/A      299,511
SEMITOOL INC                   COM            816909105    5,544   426,471   SH        SOLE      N/A      426,471
STARWOOD HOTELS&RESORTS WRLD   COM            85590A401    9,570   147,565   SH        SOLE      N/A      147,565
TELLABS INC                    COM            879664100    8,873   896,300   SH        SOLE      N/A      896,300
TIME WARNER TELECOM INC        CL A           887319101   26,845 1,292,504   SH        SOLE      N/A    1,292,504
TOLL BROTHERS INC              COM            889478103   11,796   430,843   SH        SOLE      N/A      430,843
UAL CORP                       COM NEW        902549807    1,476    38,660   SH        SOLE      N/A       38,660
WMS INDS INC                   COM            929297109    6,033   153,758   SH        SOLE      N/A      153,758
WYNN RESORTS LTD               COM            983134107   10,593   111,674   SH        SOLE      N/A      111,674

                          40                             693,667

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         40

Form 13F Information Table Value Total:         693,667
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE